INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 6,057	¥ 1,732
Less: Accumulated amortization	(112)	(70)
Total	5,945	1,662		$ 911
Unfavorable lease
Amortization expense of intangible assets	62	16	¥ 39
Manachised and franchised hotels agreements
Intangible assets, net
Intangible assets, gross	356	95
Favorable lease agreements
Intangible assets, net
Intangible assets, gross	12	13
Purchased software
Intangible assets, net
Intangible assets, gross	108	72
Other intangible assets
Intangible assets, net
Intangible assets, gross	70	20
Brand names
Intangible assets, net
Intangible assets, gross	5,319	1,340
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192	¥ 192